CONSOLIDATED BALANCE SHEETS - USD ($)	Mar. 31, 2020	Sep. 30, 2019	Sep. 30, 2018
CURRENT ASSETS:
Cash and cash equivalents	$ 776,752	$ 1,900,836	$ 934,407
Accounts receivable, net of allowance of $0 and $40,000, respectively	0	63,049	320,538
Prepaid expenses	0	6,435	20,140
Inventories, net	0	7,103	203,582
Total current assets	776,752	1,977,423	1,478,667
PROPERTY AND EQUIPMENT, NET	119,774	130,472	169,333
OTHER ASSETS
Intangible assets	187,780	274,446	447,778
Other assets	13,766	13,766	7,170
Operating lease right of use asset	130,100	243,526	0
TOTAL ASSETS	1,228,172	2,639,633	2,102,948
CURRENT LIABILITIES:
Accounts payable - trade	693,598	810,943	1,512,617
Accounts payable - related parties	8,439	7,048	12,019
Accrued expenses	118,633	460,055	72,140
Accrued expenses - related parties	677,918	458,500	657,551
Deferred revenue	0	0	55,959
Convertible notes payable	2,739,330	3,954,241	2,255,066
Notes payable	0	0	145,186
Current portion of operating lease right of use liability	118,568	124,523	0
Total current liabilities	4,356,486	5,815,310	4,710,538
NON-CURRENT PORTION OF OPERATING LEASE RIGHT OF USE LIABILITY	12,906	121,613	0
COMMITMENTS AND CONTINGENCIES (Note 14)
STOCKHOLDERS' DEFICIT
Preferred stock	0	0	0
Common stock - $0.001 par value, 100,000,000 shares authorized, 23,324,128 and 18,366,178 shares issued and outstanding at 3/31/2020 and 9/30/2019, respectively	23,324	18,366	17,532
Additional paid in capital	45,581,817	39,085,179	32,163,386
Accumulated deficit	(48,749,166)	(42,403,640)	(34,791,324)
Total stockholders' deficit	(3,141,220)	(3,297,290)	(2,607,590)
TOTAL LIABILITIES AND STOCKHOLDERS' DEFICIT	1,228,172	2,639,633	2,102,948
Series A Convertible Preferred Stock
STOCKHOLDERS' DEFICIT
Preferred stock	0	0	11
Series C Convertible Preferred Stock
STOCKHOLDERS' DEFICIT
Preferred stock	1,790	1,790	1,790
Series D Convertible Preferred Stock
STOCKHOLDERS' DEFICIT
Preferred stock	$ 1,015	$ 1,015	$ 1,015